Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
Supplement [Text Block]	pf6_SupplementTextBlock

PROFUNDS

Precious Metals UltraSector ProFund (the "Fund")

Supplement dated January 16, 2013

to the Fund's statutory prospectus dated December 1, 2012, as previously supplemented January 2, 2013 (the "Prospectus")

1.              Effective January 16, 2013, the following disclosure is inserted as the last sentence in the section of the Fund's Prospectus entitled "Portfolio Turnover" (within the "Summary Section" of the Prospectus relating to the Fund):

                                   ProFund Advisors expects the Fund's portfolio turnover rate to be significantly higher in the current fiscal year (and future fiscal years).

2.              Effective January 16, 2013, the first sentence in the section of the Fund's Prospectus entitled "Principal Investment Strategies" (within the "Summary Section" of the Prospectus relating to the Fund) is deleted in its entirety and replaced with the following disclosure:

                                   The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index.

3.              Effective January 16, 2013, the following disclosure is inserted as the third paragraph in the section of the Fund's Prospectus entitled "Principal Investment Strategies" (within the "Summary Section" of the Prospectus relating to the Fund):

                                   >              Equity Securities — The Fund invests in common stock issued by public companies.

4.              Effective January 16, 2013, the second paragraph in the section of the Fund's Prospectus entitled "Principal Investment Strategies Specific to the Ultra ProFunds" (within the "Investment Objectives, Principal Investment Strategies and Related Risks" section of the Prospectus) is deleted in its entirety and replaced with the following disclosure:

                                   >              Equity Securities — Each Ultra ProFund (other than UltraInternational ProFund and UltraJapan ProFund) invests in common stock issued by public companies.

PRECIOUS METALS ULTRASECTOR PROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pf6_SupplementTextBlock

PROFUNDS

Precious Metals UltraSector ProFund (the "Fund")

Supplement dated January 16, 2013

to the Fund's statutory prospectus dated December 1, 2012, as previously supplemented January 2, 2013 (the "Prospectus")

1.              Effective January 16, 2013, the following disclosure is inserted as the last sentence in the section of the Fund's Prospectus entitled "Portfolio Turnover" (within the "Summary Section" of the Prospectus relating to the Fund):

                                   ProFund Advisors expects the Fund's portfolio turnover rate to be significantly higher in the current fiscal year (and future fiscal years).

2.              Effective January 16, 2013, the first sentence in the section of the Fund's Prospectus entitled "Principal Investment Strategies" (within the "Summary Section" of the Prospectus relating to the Fund) is deleted in its entirety and replaced with the following disclosure:

                                   The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index.

3.              Effective January 16, 2013, the following disclosure is inserted as the third paragraph in the section of the Fund's Prospectus entitled "Principal Investment Strategies" (within the "Summary Section" of the Prospectus relating to the Fund):

                                   >              Equity Securities — The Fund invests in common stock issued by public companies.

4.              Effective January 16, 2013, the second paragraph in the section of the Fund's Prospectus entitled "Principal Investment Strategies Specific to the Ultra ProFunds" (within the "Investment Objectives, Principal Investment Strategies and Related Risks" section of the Prospectus) is deleted in its entirety and replaced with the following disclosure:

                                   >              Equity Securities — Each Ultra ProFund (other than UltraInternational ProFund and UltraJapan ProFund) invests in common stock issued by public companies.